Property, plant and equipment, net	12 Months Ended
Dec. 31, 2020
Property, plant and equipment, net
Property, plant and equipment, net

Note 10 – Property, plant and equipment, net

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	December 31,	December 31,
	2020	2019

Building	$5,631,049	$5,199,348
Machinery and Production equipment	1,311,624	1,901,886
Electronic equipment	193,912	240,606
Office equipment	38,524	55,961
Automobiles	545,008	501,156
Construction in progress	133,339	117,014
Subtotal	7,853,456	8,015,971
Less: Accumulated depreciation	(5,375,544)	(5,315,937)
Property, plant and equipment, net	$2,477,912	$2,700,034

Depreciation expense was $436,427,  $703,113 and $1,049,274 for the years ended December 31, 2020, 2019 and 2018, respectively, among which $436,427,  $462,639 and $628,144 were for continuing operations, respectively.

As of December 31, 2020 and 2019, building with net book value of $895,742 (all from continuing operations) and $966,201 (all from continuing operations), respectively, were pledged as collateral for bank loans (Note 12).